COMMITMENTS AND CONTINGENCIES (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments to Fund Various Senior Term Loans, Equipment Loans and Bridge Loans
As of September 30, 2021 and December 31, 2020, the Company had the following commitments to fund various senior term loans, equipment loans and bridge loans:
	As of September 30, 2021	As of December 31, 2020
Total original loan commitments	$ 296,946,250	$ 107,292,176
Less: drawn commitments	(243,038,584)	(87,467,057)
Total undrawn commitments	$ 53,907,666	$ 19,825,119

As of December 31, 2020, the Company had the following commitments to fund various senior term loans, equipment loans and bridge loans.
As of December 31, 2020
Total original loan commitments	$ 107,292,176
Less: drawn commitments	(87,467,057)
Total undrawn commitments	$ 19,825,119